Long-term debt (Details 3) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Jun. 30, 2007
Estimated fair value of Eurobond
Principal amount	€ 600,000				€ 600,000
Carrying amount	710,095		695,618
5.75 percent Eurobond [Member]
Estimated fair value of Eurobond
Principal amount	600,000		600,000
Carrying amount	710,095		695,618
Fair Value	€ 700,644	[1]	€ 640,500	[1]

[1]	Source: Bloomberg Finance LP